RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) $ / shares in Units, ¥ in Millions							12 Months Ended
	Apr. 13, 2026 USD ($) $ / shares shares	Apr. 08, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥)	Apr. 11, 2025 USD ($)	Apr. 11, 2025 CNY (¥)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Proceeds from borrowings from related parties							$ 1,497,472		$ 13,897	$ 564,887
Shares issued value
Shares issued | shares			13,282				13,282
Common Class B [Member]
Related Party Transaction [Line Items]
Shares issued | shares			235				235
Subsequent Event [Member]
Related Party Transaction [Line Items]
Shares issued | shares	1,303,581
Subsequent Event [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Shares issued | shares	10,000	10,000
Share price | $ / shares	$ 1.56	$ 1.56
Shares issued value	$ 15,600	$ 15,600
Jingyang HK [Member]
Related Party Transaction [Line Items]
Proceeds from borrowings from related parties							$ 117,076	¥ 0.8
Debt Instrument, Interest Rate, Stated Percentage			8.00%				8.00%
Interest Payable			$ 75,060				$ 75,060
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Other Short-Term Borrowings			1,458,347				1,458,347
Proceeds from borrowings from related parties					$ 1,380,396	¥ 9.3	1,380,396
Debt Instrument, Maturity Date					Apr. 10, 2026	Apr. 10, 2026
Debt Instrument, Interest Rate, Stated Percentage					8.00%	8.00%
Security deposits			71,499				$ 71,499		68,500
Lease description							The initial vehicle lease term was from September 1, 2024, to August 31, 2025, and the lease was extended through August 31, 2026.	The initial vehicle lease term was from September 1, 2024, to August 31, 2025, and the lease was extended through August 31, 2026.
Ms. Xiaodan Liu [Member] | Jingyang HK [Member]
Related Party Transaction [Line Items]
Proceeds from borrowings from related parties			$ 117,076	¥ 0.8
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense borrowings							$ 75,060